Investment Strategy - John Hancock Large Cap Opportunities ETF	Jun. 26, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The fund is an exchange-traded fund (ETF), which is a fund that trades like other publicly-traded securities. The fund is not an index fund. The fund is actively managed and does not seek to replicate the performance of a specified index.Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of large cap equity securities. Equity securities include common and preferred stocks and their equivalents, including real estate investment trusts (REITs), American Depositary Receipts (ADRs), warrants, rights, and convertible securities, and any other investment representing equity ownership in a company. The fund will primarily invest in common stocks of large cap U.S. companies. The fund considers large-capitalization companies to be those in the capitalization range of the S&P 500 Index. The fund invests primarily in U.S. large-capitalization companies, selected through a fundamental, bottom-up research process to construct a high conviction portfolio. The team will utilize a “margin of safety” approach to identify companies that are trading at a discount to their long-term intrinsic value with an attractive business model and a company-specific catalyst(s) to unlock value. A company-specific catalyst is an internal event or verifiable piece of news affecting the company’s business and impacting its stock price.The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. Because ESG factors are considered alongside other relevant factors, the manager may determine that an investment is appropriate notwithstanding its relative ESG characteristics. The fund may participate as a purchaser in Initial Public Offerings (IPOs). The fund may also seek to increase its income by lending portfolio securities. Due to the nature of certain of the fund’s investments, the fund may, under certain circumstances, effect a portion or all of creations and redemptions for cash, rather than in-kind securities. The fund is non-diversified, which means that it may invest in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The fund is an exchange-traded fund (ETF), which is a fund that trades like other publicly-traded securities. The fund is not an index fund. The fund is actively managed and does not seek to replicate the performance of a specified index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The fund invests primarily in U.S. large-capitalization companies, selected through a fundamental, bottom-up research process to construct a high conviction portfolio. The team will utilize a “margin of safety” approach to identify companies that are trading at a discount to their long-term intrinsic value with an attractive business model and a company-specific catalyst(s) to unlock value. A company-specific catalyst is an internal event or verifiable piece of news affecting the company’s business and impacting its stock price.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of large cap equity securities.